Schedule III - Real Estate and Accumulated Depreciation - Real Estate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at January 1	$ 3,200,342	$ 3,444,676	$ 3,589,072
Improvements and additions	169,999	183,269	145,238
Acquisitions through foreclosure	40,583	14,505	77,867
Other acquisitions	30,618	0	4,666
Dispositions	(484,810)	(431,928)	(341,453)
Impairments	(9,543)	(10,180)	(30,714)
Balance at December 31	$ 2,947,189	$ 3,200,342	$ 3,444,676